Short-term Investments (Schedule Of Short Term Investments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 1,362,641	$ 1,153,623
Certificates of Deposit [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	775,000	800,363
Corporate Debt [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	103,506
Federal Home Loan Bank Investments [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	185,500
Variable Rate Demand Notes [Member]
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Short-term investments	$ 298,635	$ 353,260